                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: ______________
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/ Edward T. Tokar Morris Township, New Jersey November 7, 2003
-------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:   $381,800
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name
1.      28-7176                   Allied Capital Management LLC

                                   13F REPORT
                               SEPTEMBER 30, 2003
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4    COLUMN 5
                                  TITLE OF    CUSIP       VALUE     SHRS OR
NAME OF ISSUER                     CLASS     NUMBER     (x$1000)    PRN AMT  SH/PRN  PUT/CALL
---------------------------------------------------------------------------------------------
AT&T WIRELESS                       COM     00209A106      8671   1,060,000    SH       N/A
ALTRIA GROUP INC                    COM     02209S103      5957     136,000    SH       N/A
AMBAC FINANCIAL GROUP               COM     023139108      5850      91,400    SH       N/A
ANADARKO PETRO CORP                 COM     032511107      6435     154,100    SH       N/A
ANDREW CORP                         COM     034425108      1522     123,800    SH       N/A
BANK OF AMERICA                     COM     060505104     10457     134,000    SH       N/A
BARD CR                             COM     067383109      4523      63,700    SH       N/A
BAUSCH & LOMB INC                   COM     071707103      6371     144,300    SH       N/A
BECTON DICKINSON                    COM     075887109      6845     189,500    SH       N/A
BLOCK (H&R)INC                      COM     093671105      5825     135,000    SH       N/A
BRISTOL MYERS SQUIBB                COM     110122108      6774     264,000    SH       N/A
CIGNA CORP                          COM     125509109      6229     139,500    SH       N/A
CVS CORP                            COM     126650100      5746     185,000    SH       N/A
CAREMARK RX INC                     COM     141705103      3616     160,000    SH       N/A
CHEVRONTEXACO CORP                  COM     166764100      6152      86,100    SH       N/A
CONOCOPHILIPS                       COM     20825C104      6246     114,074    SH       N/A
CONSTELLATION BRANDS INC            COM     21036P108      6083     199,500    SH       N/A
CONSTELLATION ENERGY GRP            COM     210371100      4236     118,400    SH       N/A
CONVERGYS                           COM     212485106      6449     351,650    SH       N/A
DEAN FOODS                          COM     242370104      4732     152,500    SH       N/A
EASTMAN KODAK                       COM     277461109      1885      90,000    SH       N/A
EL PASO CORP                        COM     28336L109      4288     587,400    SH       N/A
FISHER SCIENTIFIC INTL INC          COM     338032204      5001     126,000    SH       N/A
GAP INC                             COM     364760108      5751     335,900    SH       N/A
HANCOCK JOHN INC                    COM     41014S106       922      27,282    SH       N/A
HARRAHS ENTMT INC                   COM     413619107      5921     140,600    SH       N/A
HEWLETT-PACKARD CO                  COM     428236103      8460     437,000    SH       N/A
HOME DEPOT                          COM     437076102      8475     266,100    SH       N/A
INGRAM MICRO INC                    COM     457153104      4855     372,000    SH       N/A
INTL FLAVORS & FRANGRANCES          COM     459506101      6067     183,400    SH       N/A
JP MORGAN CHASE                     COM     46625H100      8274     241,000    SH       N/A
JEFFERSON PILOT                     COM     475070108      5206     117,300    SH       N/A
JOHNSON & JOHNSON                   COM     478160104      7195     145,300    SH       N/A
JOHNSON CTLS INC                    COM     478366107      6792      71,800    SH       N/A
LABORATORY CORP                     COM     50540R409      6113     213,000    SH       N/A
LIMITED BRANDS                      COM     532716107      6224     412,700    SH       N/A
MBNA CORP                           COM     55262L100      6863     301,000    SH       N/A
MARSH & MCLENNAN                    COM     571748102      7699     161,700    SH       N/A
MASCO CORP                          COM     574599106      6996     285,800    SH       N/A
MATTEL INC                          COM     577081102      6691     352,900    SH       N/A
METLIFE INC                         COM     59156R108      6339     226,000    SH       N/A
MICROSOFT                           COM     594918104      9201     331,100    SH       N/A
MOTOROLA INC                        COM     620076109      7682     641,800    SH       N/A
OMNICARE INC                        COM     681904108      4864     134,900    SH       N/A
PENTAIR INC                         COM     709631105      5171     129,700    SH       N/A
PEPSICO INC                         COM     713448108      5064     110,500    SH       N/A
PFIZER INC                          COM     717081103      9236     304,000    SH       N/A
POPULAR INC                         COM     733174106      6846     172,000    SH       N/A
SBC COMMUNICATIONS INC              COM     78387G103      7454     335,000    SH       N/A
ST PAUL COS INC                     COM     792860108      7384     199,400    SH       N/A
SARA LEE CORP                       COM     803111103      6610     360,000    SH       N/A
SHERWIN WILLIAMS                    COM     824348106      2353      80,000    SH       N/A
SUNGARD DATA SYSTEMS                COM     867363103      5699     216,600    SH       N/A
SUPERVALU INC                       COM     868536103      5395     226,100    SH       N/A
TEVA PHARMACEUTICALS                ADR     881624209      8475     148,300    SH       N/A
TOYS R US INC                       COM     892335100      6239     518,600    SH       N/A
US BANCORP                          COM     902973304      6093     254,000    SH       N/A
UNION PACIFIC CORP                  COM     907818108      6050     104,000    SH       N/A
UNUMPROVIDENT CORP                  COM     91529Y106      6892     466,600    SH       N/A
WATERS CORP                         COM     941848103      3851     140,400    SH       N/A
WELLPOINT HEALTH NETWORKS INC       COM     94973H108      6906      89,600    SH       N/A
YUM BRANDS                          COM     988498101      4194     141,600    SH       N/A
INGERSOLL RAND CO                   COM     G4776G101      5408     101,200    SH       N/A
                            GRAND TOTAL                  381800  14,302,106


COLUMN 1                           COLUMN 6   COLUMN 7       COLUMN 8
                                  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                    DISCRETION  MANAGERS   SOLE        SHARED   NONE
------------------------------------------------------- --------------------------
AT&T WIRELESS                      DEFINED     DEFINED   1,060,000
ALTRIA GROUP INC                   DEFINED     DEFINED     136,000
AMBAC FINANCIAL GROUP              DEFINED     DEFINED      91,400
ANADARKO PETRO CORP                DEFINED     DEFINED     154,100
ANDREW CORP                        DEFINED     DEFINED     123,800
BANK OF AMERICA                    DEFINED     DEFINED     134,000
BARD CR                            DEFINED     DEFINED      63,700
BAUSCH & LOMB INC                  DEFINED     DEFINED     144,300
BECTON DICKINSON                   DEFINED     DEFINED     189,500
BLOCK (H&R)INC                     DEFINED     DEFINED     135,000
BRISTOL MYERS SQUIBB               DEFINED     DEFINED     264,000
CIGNA CORP                         DEFINED     DEFINED     139,500
CVS CORP                           DEFINED     DEFINED     185,000
CAREMARK RX INC                    DEFINED     DEFINED     160,000
CHEVRONTEXACO CORP                 DEFINED     DEFINED      86,100
CONOCOPHILIPS                      DEFINED     DEFINED     114,074
CONSTELLATION BRANDS INC           DEFINED     DEFINED     199,500
CONSTELLATION ENERGY GRP           DEFINED     DEFINED     118,400
CONVERGYS                          DEFINED     DEFINED     351,650
DEAN FOODS                         DEFINED     DEFINED     152,500
EASTMAN KODAK                      DEFINED     DEFINED      90,000
EL PASO CORP                       DEFINED     DEFINED     587,400
FISHER SCIENTIFIC INTL INC         DEFINED     DEFINED     126,000
GAP INC                            DEFINED     DEFINED     335,900
HANCOCK JOHN INC                   DEFINED     DEFINED      27,282
HARRAHS ENTMT INC                  DEFINED     DEFINED     140,600
HEWLETT-PACKARD CO                 DEFINED     DEFINED     437,000
HOME DEPOT                         DEFINED     DEFINED     266,100
INGRAM MICRO INC                   DEFINED     DEFINED     372,000
INTL FLAVORS & FRANGRANCES         DEFINED     DEFINED     183,400
JP MORGAN CHASE                    DEFINED     DEFINED     241,000
JEFFERSON PILOT                    DEFINED     DEFINED     117,300
JOHNSON & JOHNSON                  DEFINED     DEFINED     145,300
JOHNSON CTLS INC                   DEFINED     DEFINED      71,800
LABORATORY CORP                    DEFINED     DEFINED     213,000
LIMITED BRANDS                     DEFINED     DEFINED     412,700
MBNA CORP                          DEFINED     DEFINED     301,000
MARSH & MCLENNAN                   DEFINED     DEFINED     161,700
MASCO CORP                         DEFINED     DEFINED     285,800
MATTEL INC                         DEFINED     DEFINED     352,900
METLIFE INC                        DEFINED     DEFINED     226,000
MICROSOFT                          DEFINED     DEFINED     331,100
MOTOROLA INC                       DEFINED     DEFINED     641,800
OMNICARE INC                       DEFINED     DEFINED     134,900
PENTAIR INC                        DEFINED     DEFINED     129,700
PEPSICO INC                        DEFINED     DEFINED     110,500
PFIZER INC                         DEFINED     DEFINED     304,000
POPULAR INC                        DEFINED     DEFINED     172,000
SBC COMMUNICATIONS INC             DEFINED     DEFINED     335,000
ST PAUL COS INC                    DEFINED     DEFINED     199,400
SARA LEE CORP                      DEFINED     DEFINED     360,000
SHERWIN WILLIAMS                   DEFINED     DEFINED      80,000
SUNGARD DATA SYSTEMS               DEFINED     DEFINED     216,600
SUPERVALU INC                      DEFINED     DEFINED     226,100
TEVA PHARMACEUTICALS               DEFINED     DEFINED     148,300
TOYS R US INC                      DEFINED     DEFINED     518,600
US BANCORP                         DEFINED     DEFINED     254,000
UNION PACIFIC CORP                 DEFINED     DEFINED     104,000
UNUMPROVIDENT CORP                 DEFINED     DEFINED     466,600
WATERS CORP                        DEFINED     DEFINED     140,400
WELLPOINT HEALTH NETWORKS INC      DEFINED     DEFINED      89,600
YUM BRANDS                         DEFINED     DEFINED     141,600
INGERSOLL RAND CO                  DEFINED     DEFINED     101,200